Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 802,332	¥ 1,531,127	¥ 1,015,393
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)			13,839
Integration of BTMU's Bangkok Branch with Krungsri (Note 2)		(15,269)
Other	(1,630)	484	204
Net transfers from (to) the noncontrolling interest shareholders	(1,630)	(14,785)	14,043
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 800,702	¥ 1,516,342	¥ 1,029,436